Impairment for Non-financial Assets - Schedule of recognized impairment losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of recognized impairment losses [Line Items]
Total	€ 81,999
Digital Assets [Member]
Schedule of recognized impairment losses [Line Items]
Total	66,052
Intangible Assets and Goodwill [Member]
Schedule of recognized impairment losses [Line Items]
Total	15,912
Property and Equipment [Member]
Schedule of recognized impairment losses [Line Items]
Total	€ 35